Long-Term Payables (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Payables [Abstract]
Schedule of Long-Term Payables

Long-term payables consisted of the following:

	As of December 31,
	2025	2024

Payables for purchasing mining equipment – non-current portion
Opening balance	101,301	102,435
Repayment	(6,937)	(1,134)
Closing balance	94,364	101,301